Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Financial instruments owned, at fair value, securities pledged	$ 2,672,709	$ 812,379
Accumulated depreciation and amortization on fixed assets and leasehold improvements	156,009	118,552
Accumulated amortization on intangible assets	$ 57,793	$ 42,171
Class A common stock, shares authorized	500,000	500,000
Class A common stock, shares issued	166,361	162,818
Class A common stock, shares outstanding	96,645	97,736
Treasury stock, shares	69,717	65,082